Trade receivables - Additional informations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Total trade receivables	¥ 998,036	¥ 934,152
Up to 1 year
Trade receivables
Total trade receivables	932,479	897,114
1 to 2 years
Trade receivables
Total trade receivables	42,752	22,920
2 to 3 years
Trade receivables
Total trade receivables	13,857	8,026
Above 3 years
Trade receivables
Total trade receivables	¥ 8,948	¥ 6,092